Filed pursuant to Rule 497
File No. 333-178646

CĪON INVESTMENT CORPORATION

Supplement No. 2 dated July 19, 2013

To

Prospectus dated June 12, 2013

This supplement contains information that amends, supplements or modifies certain information contained in the accompanying prospectus of CĪON Investment Corporation dated June 12, 2013, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the U.S. Securities and Exchange Commission, and is available free of charge at www.sec.gov or by calling (877) 822-4276. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

Before investing in shares of our common stock, you should read carefully the Prospectus and this supplement and consider carefully our investment objective, risks, charges and expenses. You should also carefully consider the “Risk Factors” beginning on page 30 of the Prospectus before you decide to invest in our common stock.

STATUS OF OUR PUBLIC OFFERING

Since commencing our continuous public offering  and through July 16, 2013, we received and accepted subscriptions in our offering for approximately 4,895,000 shares of our common stock at an average price per share of approximately $9.99, for corresponding gross proceeds of approximately $48.9 million, including shares purchased by our affiliates and proceeds from our distribution reinvestment plan.

PORTFOLIO UPDATE

As of  July 15, 2013, our portfolio consisted of investments, acquired through primary and secondary market transactions at a weighted average purchase price of  98.41% of par value, in the secured loans of 21 companies with a weighted average EBITDA (a non-GAAP measure commonly used by lenders to evaluate a company’s profitability) of $50.7 million.(1)  Presently, all of the investments in our portfolio are senior secured, floating-rate loans. Our estimated gross annual portfolio yield is 7.49%.

Further, as of  July 15, 2013, through a total return swap (more fully described in the Prospectus), we obtained the economic benefit of owning investments primarily in senior secured, first and second lien, floating-rate loans of 35 companies.(1)

DISTRIBUTIONS

On July 15, 2013, our board of directors (the  “Board”) declared two regular semi-monthly cash distributions of $0.029867 per share each (an annualized rate of 7.00% based on our current $10.24 per share public offering price), which will be paid in August 2013.

Both of the regular semi-monthly cash distributions of $0.029867 per share will be paid on August 1, 2013, the first to shareholders of record on July 15, 2013 and the second to shareholders of record on July 31, 2013.

The determination of the tax attributes of our distributions is made annually as of the end of our fiscal year based upon our taxable income and distributions paid, in each case, for the full year. Therefore, a determination as to the tax attributes of the distributions made on a quarterly basis may not be representative of the actual tax attributes for a full year. We intend to update shareholders quarterly with an estimated percentage of our distributions that resulted from taxable ordinary income. The actual tax characteristics of distributions to shareholders will be reported to shareholders annually on a Form 1099-DIV. The payment of future distributions on our common stock is subject to the discretion of the Board and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.

We may fund our cash distributions to shareholders from any sources of funds available to us, including offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets, dividends or other distributions paid to us on account of preferred and common equity investments in portfolio companies and expense reimbursements from ICON Investment Group, LLC (“IIG”), which are subject to recoupment. We have not established limits on the amount of funds we may use from available sources to make distributions. For a significant time after the commencement of our offering, a substantial portion of our distributions may result from expense reimbursements from IIG, which are subject to repayment by us within three years. The purpose of this arrangement is to avoid such distributions being characterized as returns of capital. Shareholders should understand that any such distributions are not based on our investment performance, and can only be sustained if we achieve positive investment performance in future periods and/or IIG continues to make such expense reimbursements. Shareholders should also understand that our future repayments will reduce the distributions that they would otherwise receive.  There can be no assurance that we will achieve such performance in order to sustain these distributions, or be able to pay distributions at all.  IIG has no obligation to provide expense reimbursements to us in future periods.

(1)	Some investments may be subject to settlement.

1

FORM OF SUBSCRIPTION AGREEMENT

This supplement amends and supplements the Prospectus by replacing in its entirety the Form of Subscription Agreement beginning on page A-2 of the Prospectus, with the revised Form of Subscription Agreement appended hereto.

2

 FORM OF

SUBSCRIPTION AGREEMENT

CĪON INVESTMENT CORPORATION

INSTRUCTIONS TO INVESTORS & SUBSCRIPTION AGREEMENT

Please read carefully the Prospectus, as amended and supplemented, relating to the sale of shares of common stock (the “Shares”) in CĪON Investment Corporation (sometimes referred to herein as the “Company”) and all Exhibits thereto (the “Registration Statement”) before deciding to subscribe. This Offering is limited to investors who certify that they meet all of the qualifications set forth in the Prospectus (each, an “Investor”). If you meet these qualifications and desire to purchase our common stock, then please complete, execute and deliver the entire Subscription Agreement (as completed and signed) to the address provided below.

You should examine this type of investment in the context of your own needs, investment objectives and financial capabilities and should make your own independent investigation and decision as to the risk and potential gain involved. Also, you are encouraged to consult with your own attorney, accountant, financial consultant or other business or tax advisor regarding the risks and merits of the proposed investment.

Your broker-dealer or registered investment adviser should MAIL properly completed and executed ORIGINAL documents, along with your check payable to “CĪON Investment Corporation” to ICON Capital, LLC, the Administrator, at the following address:

Regular Mail: ICON Capital, LLC c/o DST Systems P.O. Box 219476 Kansas City, MO 64121-9476	Overnight: ICON Capital, LLC c/o DST Systems 430 West 7 th Street Kansas City, MO 64105 Tel: (800) 343-3736

Upon receipt of a signed Subscription Agreement, verification of your investment qualifications, and acceptance of your subscription by the Company (which reserves the right to accept or reject a subscription for any reason whatsoever), the Company will execute the Subscription Agreement and notify you of the receipt and acceptance of your subscription. In no event may a subscription for Shares be accepted until at least five (5) business days after the date the subscriber receives the final prospectus. The Company may accept or reject any subscription in whole or in part for a period of fifteen (15) days after receipt of the Subscription Agreement and any other subscription documents requested by the Company, verification of your investment qualifications and payment in full. Any subscription not accepted within fifteen (15) days of receipt will be deemed rejected. If rejected, all funds will be returned to subscribers without deduction for any expenses within ten business days from the date the subscription is rejected.

Important Note:  In all cases, the person or entity actually making the investment decision to purchase common stock should complete and sign the Subscription Agreement. For example, if the investor purchasing common stock is a retirement plan for which investments are directed or made by a third party trustee, then that third party trustee must complete the Subscription Agreement rather than the beneficiaries under the retirement plan. This also applies to trusts, custodial accounts and similar arrangements. You must list your principal place of residence rather than your office or other address on the signature page to the Subscription Agreement so that the Company can evaluate compliance with appropriate securities laws. If you wish correspondence sent to an address other than your principal residence, please provide such mailing address in “Item 3. — Investor Information.”

CĪON Investment Corporation
SUBSCRIPTION AGREEMENT

1. INVESTMENT INFORMATION
Check (as appicable):
Amount of Subscription:$______________________________	☐ Initial Investment
(minimum initial investment of $5,000)	☐ Additional Purchase (minimum of $500)
☐ Advisory/Registered Investment Adviser/Other Net of Commissions Purchase

2. FORM OF OWNERSHIP
Non-Custodial Ownership	Custodial Arrangement ( owner and custodian signature required )
☐ Individual ( one signature required )	Third Party Administered Custodial Plan ( new IRA accounts will require an additional application )
☐ Joint Tenants with Right of Survivorship ( all parties must sign )	☐ IRA ☐ ROTH IRA ☐ ROLLOVER IRA ☐ SEP ☐ KEOGH
☐ Community Property ( all parties must sign )	☐ OTHER
☐ Tenants in Common ( all parties must sign )
Name of Custodian:_____________________
Tax ID Number:_______________________
Custodian Acct. Number: ________________
Date Acct. Established: __________________
Phone Number: _________________________
Name of Beneficial Owners/Beneficiaries: _______________

☐ Uniform Gift/Transfer to Minors (UGMA/UTMA) Under the UGMA/UTMA of the State of	Mailing Address
☐ Qualified Pension or Profit Sharing Plan ( Include Plan Documents )	City State Zip
☐ Trust ( Include title and signature pages of Trust Documents )
☐ Corporation or Partnership ( Include Corporate Resolution or Partnership Agreement, as applicable; authorized signature required )
☐ Other ( Include title and signature pages )
For Individual Ownership or JTWROS Only: Transfer Upon Death ☐

3. INVESTOR INFORMATION
(Print name(s) and address exactly as they are to be registered on the account.)
Individual/Beneficial Owner
Name of Investor/Beneficial Owner		Social Security or Tax ID Number
Street Address		Email Address
City	State	Zip Code
Daytime Phone Number	Evening Phone Number
Optional Mailing Address
City	State	Zip Code

Joint Owner
Name of Co-Investor (if applicable)		Social Security or Tax ID Number
Street Address		Email Address
City	State	Zip Code
Daytime Phone Number	Evening Phone Number
Optional Mailing Address
City	State	Zip Code

Trust Arrangement
Name of Trust		Tax ID Number
Name(s) of Trustee(s)
Name(s) of Beneficial Owner(s)/Beneficiary(ies)	Date Trust Established
Phone Number
Street Address
City	State	Zip Code
Jurisdiction of Formation: __________________________________

Select one.	Backup Withholding: Subject to backup withholding? ☐ YES ☐ NO
___________________________________________________________________________

Corporation/Partnership/Other
Entity Name		Tax ID Number
Entity Type (If Corporation, indicate “C” or “S” Corp.)		Date of Entity Formation
Street Address
City	State	Zip Code
Phone Number	Name(s) of Officer(s), General Partner or Authorized Person(s)
Jurisdiction of Formation: _________________________________

Select one.	Backup Withholding: Subject to backup withholding? ☐ YES ☐ NO
___________________________________________________________________________

Citizenship:
Select one.	☐ U.S. citizen	☐ U.S. citizen residing outside the U.S. Country:__________________________	☐ Resident Alien	☐ Non resident Country:__________________________
Select one.	Backup Withholding: Subject to backup withholding? ☐ YES ☐ NO
___________________________________________________________________________

4. DISTRIBUTIONS
I hereby subscribe for Shares of CĪON Investment Corporation and elect the distribution option indicated below: ( IRA accounts may not direct distributions without the custodian’s approval )
☐ I choose to participate in CĪON Investment Corporation’s Distribution Reinvestment Plan.*	☐ I choose to have distributions deposited in a checking, savings or brokerage account.	☐ I choose to have distributions mailed to me at the address listed in Section 3.	☐ I choose to have distributions mailed to me at the following address:

*       Each investor that elects to have his or her distributions reinvested in CĪON Investment Corporation’s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

I authorize CĪON Investment Corporation or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify CĪON Investment Corporation in writing to cancel it. In the event that CĪON Investment Corporation deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws.

Name of Financial Institution	Mailing Address
City	State	Zip Code
Your Bank’s ABA Routing Number	Your Account Number	Account Type ☐ Checking ☐ Savings ☐ Brokerage
For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.

Signature of Individual/Trustee/Beneficial Owner		Signature of Co-Investor/Trustee

5. ELECTRONIC DELIVERY FORM (OPTIONAL)
In lieu of receiving documents by mail, I authorize the Company to make available on its website at www.cioninvestmentcorp.com its monthly, quarterly and annual reports, supplements, announcements or other documents required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. Any documents not uploaded and made readily available on the website will be e-mailed to the address identified below. (Any investor who elects this Electronic Delivery option must provide a valid e-mail address, and such investor shall be responsible for notifying the Company in writing should such account relating to the e-mail address be terminated or changed.)

The e-mail address for receipt of notifications as outlined above is:
Please print e-mail address clearly Signature Date: Print Name

6. SUBSCRIBER SIGNATURES
In order to induce CĪON Investment Corporation to accept this subscription, I hereby represent and warrant as follows:
( A power of attorney may not be granted to any person to make such representations on behalf of investor(s).) Only fiduciaries such as trustees, guardians, conservators, custodians and personal representatives may make such representations on behalf of an Investor.

Each investor must initial each representation.

	Investor	Co-Investor
a) I have received the final Prospectus of CĪON Investment Corporation at least five business days before signing the Subscription Agreement.	Initials	Initials
b)      I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.”
	Initials	Initials
c) I am (we are) purchasing Shares for my (our) own account.	Initials	Initials
d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.	Initials	Initials
e)      I am either purchasing the Shares on behalf of a trust or other entity of which I am trustee or authorized agent, I have due authority to execute this subscription agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.
	Initials	Initials
f) If I am (we are) a resident of Alabama, I (we) certify that I (we) have a net worth of at least 10 times my (our) investment in the Company and other similar programs.	Initials	Initials
g) If I am (we are) a resident of California, I (we) certify that I (we) must limit my (our) investment in the Company to 10% of my (our) net worth (excluding home, home furnishings and automobiles).	Initials	Initials
h)      If I am (we are) a resident of Iowa, I (we) certify that I (we) have either (1) a net worth of $100,000 and annual gross income of $100,000; or (2) a liquid net worth of $350,000. I (we) further certify that my (our) total investment in the Company does not exceed 10% of my (our) liquid net worth.
	Initials	Initials
i)       If I am (we are) a resident of Kansas, I (we) hereby acknowledge that the Office of the Securities Commissioner of Kansas recommends that I (we) should  not invest, in the aggregate, more than 10% of my (our) liquid net worth in the Company and other non-traded business development companies. “Liquid net worth” is that portion of my (our) net worth that consists of cash, cash equivalents and readily marketable securities.
	Initials	Initials
j)       If I am (we are) a resident of Kentucky, I (we) certify that I (we) have either (1) a liquid net worth of $85,000 and annual gross income of $85,000; or (2) a liquid net worth of $300,000. I (we) further certify that my (our) total investment in the Company does not exceed 10% of my (our) liquid net worth.
	Initials	Initials
k)      If I am (we are) a resident of Maine, I (we)  acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in the Company and similar offerings will not exceed 10% of my (our) liquid net worth. “Liquid net worth” is that portion of my (our) net worth that consists of cash, cash equivalents and readily marketable securities.
	Initials	Initials
l)       If I am (we are) a resident of Massachusetts, I (we) hereby acknowledge that the Massachusetts Securities Division recommends that I (we) should not invest, in the aggregate, more than 10% of my (our) liquid net worth in the Company and in other illiquid business development companies or direct participation  programs.
	Initials	Initials
m)     If I am (we are) a resident of Nebraska, I (we) certify that I (we) have: (i) either (a) an annual gross income of at least $100,000 and a net worth of at least $350,000, or (b) a net worth of at least $500,000; and (ii) I (we) will not invest more than 10% of my (our) net worth in the Company.
	Initials	Initials
n)      If I am (we are) a resident of New Jersey, I (we) certify that I (we) have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) liquid net worth of $300,000. Additionally, I (we) certify that my (our) total investment in the Company and other non-traded business development companies does not exceed 10% of my (our) liquid net worth.
	Initials	Initials
o)      If I am (we are) a resident of New Mexico, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies does not exceed 10% of my (our) liquid net worth.
	Initials	Initials

	Investor	Co-Investor
p)      If I am (we are) a resident of North Dakota, I (we) certify that I (we) (1) have a net worth of at least ten times my (our) investment in the Company and its affiliates and (2) meet one of the established net income/net worth or net worth suitability standards.
	Initials	Initials
q) If I am (we are) a resident of Oregon, I (we) certify that my (our) investment in the Company does not exceed 10% of my (our) liquid net worth, exclusive of home, home furnishings and automobiles.	Initials	Initials
r)       If I am (we are) a resident of Tennessee, I (we) certify that I (we) have a minimum annual gross income of $100,000 and a minimum net worth of $100,000; or a minimum net worth of $500,000 exclusive of home, home furnishings and automobiles. In addition, I (we) certify that my (our) investment in the Company does not exceed 10% of my (our) liquid net worth.
	Initials	Initials
s)       If I am (we are) a resident of Texas, I (we) certify that I (we) have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles. In addition, I (we) certify that my (our) investment in the Company does not exceed 10% of my (our) liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.
	Initials	Initials

SUBSTITUTE IRS FORM W-9 CERTIFICATION
The Investor signing below, under penalties of perjury, certifies that (i) the number shown on this subscription agreement is its correct taxpayer identification number (or it is waiting for a number to be issued to it) and (ii) it is not subject to backup withholding either because (A) it is exempt from backup withholding, (B) it has not been notified by the Internal Revenue Service (“IRS”) that it is subject to backup withholding as a result of a failure to report all interest or dividends, or (C) the IRS has notified it that it is no longer subject to backup withholding, and (iii) it is a U.S. person for federal tax purposes (including a U.S. resident alien).

YOU MUST CROSS OUT CLAUSE (ii) IN THIS CERTIFICATION AND THE “SUBJECT TO BACKUP WITHHOLDING” BOX IN SECTION THREE SHOULD BE CHECKED IF THE INVESTOR HAS BEEN NOTIFIED BY THE IRS THAT IT IS CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE IT HAS FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON ITS TAX RETURN.

The Internal Revenue Service does not require your consent to any provision of this document other than this certification, which is required to avoid backup withholding.

By signing below, you hereby acknowledge receipt of the Prospectus of the Company, as supplemented and amended through the date hereof, which supplements and amendments are available at www.sec.gov , not less than five (5) business days prior to the signing of this Subscription Agreement. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion.

You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 15 days from the date your subscription is received, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five business days after the date you have received a final Prospectus.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal or other illegal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how we perform.

•
We do not intend to list our Shares on any securities exchange for the foreseeable future, and we do not expect a secondary market in our Shares to develop. As a result, you should not expect to be able to resell your Shares regardless of how we perform. If you are able to sell your Shares, you will likely receive less than your purchase price.

•
We intend to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by us. Accordingly, you should consider that you may not have access to the money you invest for an indefinite period of time until we complete a liquidity event.

•
Although we may complete a liquidity event within three to five years after we stop offering Shares or at such earlier time as our board of directors may determine, taking into consideration market conditions and other factors, our offering of common stock may continue for an indefinite period.

•	There is no assurance that we will complete a liquidity event at all.

•	An investment in our Shares is not suitable if you need access to the money you invest. See “Share Repurchase Program” and “Liquidity Strategy” in the Prospectus.

•	Because you will be unable to sell your Shares, you will be unable to reduce your exposure in any market downturn.

•
For a significant time after the commencement of our offering, a substantial portion of our distributions may result from expense reimbursements from ICON Investment Group, LLC, which are subject to repayment by us. You should understand that any such distributions are not based on our investment performance, and can only be sustained if we achieve positive investment performance in future periods and/or IIG continues to make such expense reimbursements. You should also understand that our future repayments will reduce the distributions that you would otherwise receive.

Each Investor must sign.	Signature of Investor — OR — Beneficial Owner	Date / /
Custodian must sign on a custodial account.	Signature of Co-Investor — OR — Custodian — OR — Trustee	Date / /

7. INVESTOR REPRESENTATIVE INFORMATION & SIGNATURES
The broker, financial advisor or other investor representative (each an “Investor Representative”) signing below hereby warrants that it is duly licensed and may lawfully sell Shares in the state designated as the Investor’s legal residence or is exempt from such licensing.

Name of Participating Broker-Dealer or Financial Institution ☐ Check if recently employed by new Broker-Dealer or Financial Institution
Name of Broker/Financial Advisor/Other Investor Representative		Rep./Adviser Number
Mailing Address	☐ Check if updated address
City	State	Zip Code
Email		Phone Number Fax Number

The undersigned confirms by its signature that it (i) has reasonable grounds to believe that the information and representations concerning the Investor identified herein are true, correct and complete in all respects; (ii) has verified that the form of ownership selected is accurate and, if other than individual ownership, has verified that the individual executing on behalf of the Investor is properly authorized and identified; (iii) has discussed such Investor’s prospective purchase of Shares with such Investor; (iv) has advised such Investor of all pertinent facts with regard to the liquidity and marketability of the Shares; (v) has delivered a current prospectus and related amendments and supplements, if any, to such Investor; (vi) no sale of Shares shall be completed until at least five (5) business days after the date the Investor receives a copy of the prospectus, as amended or supplemented; and (vii) has reasonable grounds to believe that the purchase of Shares is a suitable investment for such Investor, that such Investor meets the suitability standards applicable to such Investor set forth in the prospectus (as amended or supplemented as of the date hereof), and that such Investor is in a financial position to enable such Investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto. The above-identified entity, acting in its capacity as agent, broker, financial advisor or other investor representative, has performed functions required by federal and state securities laws and, as applicable, FINRA rules and regulations, including, but not limited to Know Your Customer, Suitability and PATRIOT Act (AML, Customer Identification) as required by its relationship with the Investor(s) identified in this document.

I understand this Subscription Agreement is for the offering of CĪON Investment Corporation

Signature of Broker/Financial Advisor/Other Investor Representative	Date
Signature of Registered Principal	Date

8. INVESTOR INSTRUCTIONS
☐ By Mail – Checks should be made payable to “CĪON Investment Corporation”
☐ By Wire Transfer – UMB Bank, N.A., ABA Routing #101000695, CĪON Investment Corporation, Account #9871976041. Forward this subscription agreement to the address listed below.
☐ By Asset Transfer
☐ Custodial Accounts – Forward this Subscription Agreement directly to the custodian.
MAILING INSTRUCTIONS
REGULAR MAIL ICON Capital, LLC c/o DST Systems P.O. Box 219476 Kansas City, MO 64121-9476 Tel: (800) 343-3736	OVERNIGHT ICON Capital, LLC c/o DST Systems 430 West 7 th Street Kansas City, MO 64105 Tel: (800) 343-3736

APPENDIX A TO SUBSCRIPTION AGREEMENT

NOTICE TO SHAREHOLDER OF ISSUANCE OF
UNCERTIFICATED SHARES OF COMMON STOCK
Containing the Information Required by Section 2-211 of the
Maryland General Corporation Law

To: Shareholder

From: CĪON Investment Corporation

Shares of Common Stock, $0.001 par value per share

CĪON Investment Corporation, a Maryland corporation (the “Corporation”), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the “Shares”) that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The Shares do not have physical certificates. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you about certain information relating to the Shares. All capitalized terms not defined herein have the meanings set forth in the Corporation’s Articles of Incorporation, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of Shares of the Corporation on request and without charge. Requests for such a copy may be directed to the Secretary of the Corporation at its principal office.

The Corporation has the authority to issue Shares of stock of more than one class. Upon the request of any shareholder, and without charge, the Corporation will furnish a full statement of the information required by Section 2-211 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the Shares of each class of stock that the Corporation has authority to issue, the differences in the relative rights and preferences between the Shares of each series to the extent set, and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of the Corporation at its principal office.